Accrued liabilities and payables	6 Months Ended
Jun. 30, 2020
Accrued liabilities and payables
Accrued liabilities and payables

10. Accrued liabilities and payables

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Accrued administrative and operating expenses	$3,143	$3,314
Accrued interest	2,651	2,850
Refund liabilities	778	125
Accrued property tax	489	3,033
Current tax payable	418	818
Lease liability	45	75
Other accruals and payables	232	949
Total accrued liabilities and other payables	$7,756	$11,164